CONVERTIBLE PROMISSORY NOTES (Tables)	3 Months Ended
Mar. 31, 2021
Convertible Promissory Notes
Convertible promissory notes
	Promissory Note		Convertible Promissory Note - Liability Component		Derivative Liability		Deferred Derivative Loss (Increase)		Total
	$		$		$		$		$
Balance December 31, 2020		11,903		91,721		1,610,858		(280,637)		1,433,845
Proceeds net of transaction costs		-		3,711		761,214		(593,364)		171,621
Conversions		-		(112,171)		(1,085,254		-		(1,197,425)
Fair value change		-		39,849		(618,210)		227,865		(350,496)
Interest expense		-		8,498		-		-		8,498
Accretion expense		-		11,988		-		-		11,988
Foreign exchange (gain) loss		(76)		(1,067)		-		-		(1,143)

Balance March 31, 2021		11,827		42,589		668,608		(646,136)		76,888